Property, plant and equipment - Types and Classes of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Land	$ 24,690	$ 24,698
Buildings	369,963	340,807
Other property, plant and equipment	197,338	135,091
Transport equipment	8,212	8,125
Supplies and accessories	6,765	4,405
Office equipment	1,447	1,435
Network and communication equipment	1,184	1,518
Mining assets	181,715	162,074
IT equipment	6,877	5,281
Energy generating assets	1,733	2,269
Construction in progress	2,478,218	1,957,128
Machinery, plant and equipment	1,561,348	1,790,814
Total	4,839,490	4,433,645	$ 3,609,937
Description Of Classes Of Property, Plant And Equipment [Abstract]
Pumps	135,740	133,863
Conveyor Belt	21,376	15,622
Crystallizer	55,896	60,888
Plant Equipment	308,548	332,127
Tanks	62,611	62,657
Filter	74,823	79,456
Electrical equipment/facilities	148,727	149,728
Other Property, Plant & Equipment	273,065	326,923
Site Closure	29,107	34,828
Piping	197,983	207,595
Well	171,873	167,942
Pond	31,121	36,627
Spare Parts	50,478	182,558
Total	1,561,348	1,790,814
Historical cost
Property, plant and equipment [abstract]
Land	24,690	24,698
Buildings	1,028,926	947,585
Other property, plant and equipment	470,987	378,013
Transport equipment	22,724	21,737
Supplies and accessories	36,923	32,863
Office equipment	14,094	13,820
Network and communication equipment	11,460	11,411
Mining assets	416,235	370,504
IT equipment	37,536	33,819
Energy generating assets	38,929	38,929
Construction in progress	2,478,218	1,957,128
Machinery, plant and equipment	5,035,059	4,989,892
Total	9,615,781	8,820,399
Description Of Classes Of Property, Plant And Equipment [Abstract]
Total	5,035,059	4,989,892
Accumulated depreciation and amortization
Property, plant and equipment [abstract]
Buildings	(658,963)	(606,778)
Other property, plant and equipment	(273,649)	(242,922)
Transport equipment	(14,512)	(13,612)
Supplies and accessories	(30,158)	(28,458)
Office equipment	(12,647)	(12,385)
Network and communication equipment	(10,276)	(9,893)
Mining assets	(234,520)	(208,430)
IT equipment	(30,659)	(28,538)
Energy generating assets	(37,196)	(36,660)
Machinery, plant and equipment	(3,473,711)	(3,199,078)
Total	(4,776,291)	(4,386,754)
Description Of Classes Of Property, Plant And Equipment [Abstract]
Total	$ (3,473,711)	$ (3,199,078)